Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020	Mar. 31, 2019
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 16,455	¥ 15,172
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		8,018	9,206
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		8,064	5,735
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		357	231
CreditRisk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		146	555
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		122	520
AAA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		24	35
AAA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,836	987
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,683	915
AA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		153	72
AA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,148	4,120
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,935	2,537
A [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,211	1,582
A [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2	1
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,861	6,213
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,643	3,411
BBB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,027	2,663
BBB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		191	139
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,605	2,532
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,198	1,439
BB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,318	1,068
BB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		73	25
BB [Member] | CreditRisk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	859	765
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	437	384
Other [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	331	315
Other [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 91	¥ 66

[1]	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.